SHARE CAPITAL - Outstanding (Details)			12 Months Ended
	Aug. 12, 2022 USD ($) shares	Aug. 12, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of classes of share capital [line items]
Weighted average | $ / shares				$ 3.00		$ 2.72	$ 2.64
Weighted average exercise price - Expired | $ / shares						2.35
Exercised (per share) I $ / shares | $ / shares				$ 1.95		$ 2.25
Proceeds from exercise of warrants			$ 830,000	$ 1,111,500
Share issue costs			$ 261,000		$ 1,000,000
Common shares issued
Disclosure of classes of share capital [line items]
Number of shares issued | shares				370,500
Gold Standard Ventures Corp.
Disclosure of classes of share capital [line items]
Number of shares issued | shares	43,688,556	43,688,556
Share issue costs	$ 261,000	$ 338,000
Warrants
Disclosure of classes of share capital [line items]
Outstanding, beginning balance			40,242,500		48,645,494
Exercised			(10,697,500)		(8,059,744)
Expired					(343,250)
Outstanding, ending balance			29,545,000		40,242,500
Price range one | Warrants
Disclosure of classes of share capital [line items]
Outstanding, beginning balance			4,742,500		7,782,994
Exercised			(4,742,500)		(7,439,744)
Expired					(343,250)
Outstanding, ending balance					4,742,500
Exercised (per share) I $ / shares | $ / shares			$ 1.65		$ 2.35
Price range two | Warrants
Disclosure of classes of share capital [line items]
Outstanding, beginning balance					370,000
Exercised					(370,000)
Exercised (per share) I $ / shares | $ / shares					$ 0.62
Price range three | Warrants
Disclosure of classes of share capital [line items]
Outstanding, beginning balance			4,742,500		4,992,500
Exercised					(250,000)
Outstanding, ending balance					4,742,500
Exercised (per share) I $ / shares | $ / shares					$ 1.65
Price range four | Warrants
Disclosure of classes of share capital [line items]
Outstanding, beginning balance			3,000,000		3,000,000
Exercised			(3,000,000)
Outstanding, ending balance					3,000,000
Exercised (per share) I $ / shares | $ / shares			$ 1.40		$ 1.40
Price range five | Warrants
Disclosure of classes of share capital [line items]
Outstanding, beginning balance			32,500,000		32,500,000
Exercised			(2,955,000)
Outstanding, ending balance			29,545,000		32,500,000
Exercised (per share) I $ / shares | $ / shares			$ 3.00		$ 3.00